Fair Value Measurements - Summary of Assets and Liabilities Measured at Fair Value (Detail) - USD ($)	Dec. 31, 2021	Jun. 30, 2021	Jun. 30, 2020
Liabilities
Private placement warrants	$ 21,200,000
Fair Value, Recurring | Level 1
Liabilities
Public warrants	46,900,000	$ 0	$ 0
Private placement warrants	0	0	0
Fair Value, Recurring | Level 1 | Cash, cash equivalents, and restricted cash
Assets
Assets	85,300,000	102,400,000	120,000,000.0
Fair Value, Recurring | Level 1 | Discretionary retirement plan
Assets
Assets	3,700,000	3,400,000	2,400,000
Liabilities
Discretionary retirement plan	3,700,000	3,400,000	2,400,000
Fair Value, Recurring | Level 2
Liabilities
Public warrants	0
Private placement warrants	21,200,000
Fair Value, Recurring | Level 2 | Cash, cash equivalents, and restricted cash
Assets
Assets	0	0	0
Fair Value, Recurring | Level 2 | Discretionary retirement plan
Assets
Assets	800,000	800,000	1,100,000
Liabilities
Discretionary retirement plan	800,000	800,000	1,100,000
Fair Value, Recurring | Level 3
Liabilities
Public warrants	0
Private placement warrants	0
Fair Value, Recurring | Level 3 | Cash, cash equivalents, and restricted cash
Assets
Assets	0	0	0
Fair Value, Recurring | Level 3 | Discretionary retirement plan
Assets
Assets	0	0	0
Liabilities
Discretionary retirement plan	$ 0	$ 0	$ 0